Contract Liabilities and Advances from Customers - Summary of Contract Liabilities and Advances from Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income including contract liabilities [abstract]
Contract Liabilities	€ 16,545	€ 22,306
Advances from customers	60,668	62,310
Total contract liabilities and advances from customers	77,213	84,616
Current	33,167	45,198
Non-current	€ 44,046	€ 39,418